PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 500,000 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $5,000,000, in a private placement. The proceeds from the Private Units was added to the proceeds from the IPO held in the Trust Account.

Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 45,000 Private Units to the Sponsor, at a purchase price of $10.00 per Private Units, generating gross proceeds of $450,000.

Each Private Unit is identical to the Units sold in the IPO, except as described below. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the placement shares or placement warrants, which will expire worthless if the Company does not consummate a Business Combination within the allotted 12-month period (or up to 18-month period).

The Company’s Sponsor has agreed to waive redemption rights with respect to the placement shares (i) in connection with the consummation of an initial Business Combination, (ii) in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination, or amendments to its amended and restated certificate of incorporation prior thereto, to redeem 100% of the Public Shares if the Company does not complete its initial Business Combination within the Combination Period or with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) if the Company fails to consummate an initial Business Combination within the Combination Period or if the Company liquidates prior to the expiration of the Combination Period. However, the Company’s Sponsor and any other holders of the founder shares and placement shares (the “initial stockholders”) will be entitled to redemption rights with respect to any Public Shares held by them if the Company fails to consummate an initial Business Combination or liquidate within the Combination Period.

NOTE 5 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 500,000 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $5,000,000, in a private placement. The proceeds from the Private Units was added to the proceeds from the IPO held in the Trust Account.

Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 45,000 Private Units to the Sponsor, at a purchase price of $10.00 per Private Units, generating gross proceeds of $450,000.

Each Private Unit is identical to the Units sold in the IPO, except as described below. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the placement shares or placement warrants, which will expire worthless if the Company does not consummate a Business Combination within the allotted 12-month period (or 18-month period).

The Company’s Sponsor has agreed to waive redemption rights with respect to the placement shares (i) in connection with the consummation of a Business Combination, (ii) in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or amendments to its certificate of incorporation prior, to redeem 100% of the Public Shares if the Company does not complete its initial Business Combination within the Combination Period or with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) if the Company fails to consummate a Business Combination within the Combination Period or if the Company liquidates prior to the expiration of the Combination Period. However, the initial stockholders will be entitled to redemption rights with respect to any Public Shares held by them if the Company fails to consummate a Business Combination or liquidate within the Combination Period.